Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,098,402)	$ (1,741,654)	$ (3,471,227)	$ (4,664,455)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	3,500	11,411	16,031	43,410
Amortization of debt issuance costs	84,958	0	0	0
Stock based compensation	239,634	219,332	368,662	1,454,062
Right of use lease	759	(2,233)	(1,474)	7,864
Financing costs	92,725	23,012	132,308	0
Shares issued for financing costs	49,650	0
Loss on disposition of assets	0	29,940	29,940	0
Investment income	0	(348)	(348)	(58,849)
Changes in operating assets and liabilities:
Accounts receivable	7,062	717	10,995	41,401
Inventory			0	12,000
Other receivable	0	475,000	475,000	(475,000)
Prepaid expenses and other current assets	(12,026)	(15,214)	(9,719)	75,859
Accounts payable	287,807	290,399	667,229	124,555
Accrued interest	34,832	0
Unearned subscriptions	(258,173)	(377,560)	(367,311)	273,086
Other liabilities	0	400,000
Net cash used in operating activities	(1,693,863)	(687,198)	(705,725)	(3,166,067)
Cash flows from investing activities:
Purchase of property and equipment			0	(2,605)
Purchase of marketable securities	0	(9,273)	(9,273)	(11,293,184)
Sale of marketable securities	0	12,576	12,576	14,565,358
Issuance of note receivable			(1,100,000)	0
Net cash provided by investing activities	0	3,303	(1,096,697)	3,269,569
Cash flows from financing activities:
Purchase of treasury stock			0	(27,650)
Proceeds from issuance of common stock			1,200,000	0
Proceeds from issuance of notes payable	1,990,000	1,100,000
Proceeds from merchant cash advance	0	198,500	397,750	0
Principal payments on notes payable	(9,701)	(14,475)	(29,022)	(28,733)
Payments on merchant cash advance	(265,308)	(17,345)	(221,967)	0
Net cash provided by (used in) financing activities	1,714,991	1,266,680	1,346,761	(56,383)
Net increase in cash	21,128	582,785	(455,661)	47,119
Cash - beginning of period	17,036	472,697	472,697	425,578
Cash - end of period	38,164	1,055,482	17,036	472,697
Supplemental disclosures:
Interest paid	20	167	264	552
Income taxes paid	0	0	0	0
Non-cash investing and financing activities:
Discount on note payable	60,000	0
Discount on note payable from fees payable	195,435	0
Fees payable settled through convertible note payable	164,000	0
Non-cash investing and financing activities:
Retirement of treasury stock			27,650	1,181,475
Treasury stock purchased with other assets			0	79,100
Shares issued for investment			0	8,424,000
Forfeiture of shares			0	2,400
Nonrelated Party
Changes in operating assets and liabilities:
Advances payable	(50,000)	0	50,000	0
Related Party
Changes in operating assets and liabilities:
Advances payable	$ (76,189)	$ 0	101,189	0
Evtec
Changes in operating assets and liabilities:
Evtec advances payable			$ 1,293,000	$ 0